Deferred Income Tax Assets and Liabilities (Details) - Schedule of income tax expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of income tax expenses [Abstract]
Current	S/ (41,702)	S/ (42,959)	S/ (58,161)
Deferred	(20,604)	1,964	11,129
Income tax expense	S/ (62,306)	S/ (40,995)	S/ (47,032)